Registration Nos. 2-11522

811-173

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 86	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 45

DODGE & COX FUNDS

(Exact Name of Registrant as Specified in Charter)

555 California Street, 40th Floor,

San Francisco, CA 94104

(Address of Principal Executive Office)

Registrant’s Telephone Number including Area Code: (415) 981-1710

Thomas M. Mistele, Esq., 555 California Street, 40th Floor, San Francisco, CA 94104

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on May 1, 2014 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date of a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No.86 to the Registration Statement on Form N-1A (File Nos. 2-11522 and 811-173) of Dodge & Cox Funds (the “Registrant”), consisting of six series (Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund) (the “Registration Statement”), is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of filing exhibits to the Registration Statement. Accordingly, this Post-Effective Amendment No. 86 consists only of a facing page, this explanatory note, and Part C of the Registration Statement on Form N-1A setting forth the exhibits to the Registration Statement. This Post-Effective Amendment No. 86 does not modify any other part of the Registration Statement.

DODGE & COX FUNDS

PART C – OTHER INFORMATION

Item 28.	Exhibits:

	(a)	Trust Instrument – incorporated by reference to Post-Effective Amendment No. 62

	(b)	Bylaws – incorporated by reference to Post-Effective Amendment No. 62

	(d)	Investment Management Agreements
Dodge & Cox Balanced Fund – incorporated by reference to Post-Effective Amendment No. 63
Dodge & Cox Stock Fund – incorporated by reference to Post-Effective Amendment No. 63
Dodge & Cox Income Fund – incorporated by reference to Post-Effective Amendment No. 63
Dodge & Cox International Stock Fund – incorporated by reference to Post-Effective Amendment No. 67
Dodge & Cox Global Stock Fund – incorporated by reference to Post-Effective Amendment No. 76
Dodge & Cox Global Bond Fund – to be filed by amendment

	(e)	Distributing Agent Agreement – incorporated by reference to Post-Effective Amendment No. 66

	(g) 1	Form of Custody Agreement – incorporated by reference to Post-Effective Amendment No. 67

	(g) 2	Form of amendment to Custody Agreement – incorporated by reference to Post-Effective Amendment No. 80

	(h) 1	Form of Transfer Agency Agreement – incorporated by reference to Post-Effective Amendment No. 63

	(h) 2	Anti-Money Laundering Amendment to Form of Transfer Agency Agreement – incorporated by reference to Post-Effective Amendment No. 70

	(h) 3	Appendix A-1 of Anti-Money Laundering Amendment dated July 5, 2006 to Form of Transfer Agency Agreement – incorporated by reference to Post-Effective Amendment No. 75

	(i) 1	Opinion and Consent of Legal Counsel to the Funds – to be filed by amendment

	(i) 2	Consent of Independent Legal Counsel to the Independent Trustees – to be filed by amendment

	(j) 1	Consent of Independent Registered Public Accounting Firm – filed herewith.

	(j) 2	Signatures/Power of Attorney – incorporated by reference to Post-Effective Amendment No. 76

	(j) 3	Signature/Power of Attorney – incorporated by reference to Post-Effective Amendment No. 80

	(j) 4	Signature/Power of Attorney – incorporated by reference to Post-Effective Amendment No. 81

	(p)	Code of Ethics – to be filed by amendment

	(q)	Audited financial statements of Dodge & Cox Global Bond Fund, L.L.C. – filed herewith.

Item 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Dodge & Cox Global Stock Fund, a separate series of the Registrant, wholly owns and controls Dodge & Cox Global Stock Fund Cayman, Ltd. (“GSF Subsidiary”), an exempt company organized under the laws of the Cayman Islands. The GSF Subsidiary’s financial statements will be included, on a consolidated basis, in the Dodge & Cox Global Stock Fund’s annual and semi-annual reports to shareholders.

The Dodge & Cox International Stock Fund, a separate series of the Registrant, wholly owns and controls Dodge & Cox International Stock Fund Cayman, Ltd.. (“ISF Subsidiary”), an exempt company organized under the laws of the Cayman Islands. The ISF Subsidiary’s financial statements will be included, on a consolidated basis, in the Dodge & Cox International Stock Fund’s annual and semi-annual reports to shareholders.”

Item 30.	INDEMNIFICATION

Section 10.02 of the Trust Instrument provides for indemnification of Trustees of the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustees, officers or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant and Dodge & Cox maintain officers’ and directors’ liability insurance in the amount of $100,000,000 with no deductible for the Trust’s officers and trustees and $1,000,000 deductible for the joint insured entities. An additional “Side A Excess” policy in the amount of $20,000,000 covers additional liabilities of the independent trustees of the Trust.

Item 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Dodge & Cox serves as the investment adviser to the Registrant. Dodge & Cox also serves as investment adviser to other pooled investment vehicles and institutional and individual separate accounts. It has no other business activities. Business backgrounds of the principal executive officers and directors of the adviser who also hold positions with the Registrant are included under “Management of the Fund – Officers and Trustees” in Part B of the Registration Statement.

Item 32.	PRINCIPAL UNDERWRITERS

(a)	None. Each series is a no-load, open-end management investment company selling shares directly to the public.

(b)	Not Applicable

(c)	Not Applicable

Item 33.	LOCATION OF ACCOUNTS AND RECORDS

Dodge & Cox 555 California Street, 40th Floor San Francisco, CA 94104

Boston Financial Data Services Inc. 30 Dan Road Canton, MA 02021

State Street Bank and Trust Company John Adams Building 1776 Heritage Drive North Quincy, MA 02171

Item 34.	MANAGEMENT SERVICES

Not Applicable

Item 35.	UNDERTAKINGS

Registrant hereby undertakes to furnish to each person, to whom Registrant’s Prospectus is delivered, a copy of the most recent Annual Report to Shareholders of the relevant portfolio upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant Certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Francisco and State of California on the 7th day of April, 2014.

DODGE & COX FUNDS

*By:	/s/ Kenneth E. Oliver
Kenneth E. Oliver Chairman (Principal Executive Officer)

*By:	/s/ Thomas M. Mistele
Thomas M. Mistele as attorney-in-fact**

Dodge & Cox Funds is organized under a Trust Instrument dated February 13, 1998, a copy of which is on file with the Secretary of State of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant as provided in the Trust Instrument of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ John A. Gunn John A. Gunn*	Trustee	April 7, 2014

/s/ Kenneth E. Olivier Kenneth E. Olivier *	Chairman, President, and Trustee (Principal Executive Officer)	April 7, 2014

/s/ Dana M. Emery Dana M. Emery*	Senior Vice President and Trustee	April 7, 2014

/s/ David H. Longhurst David H. Longhurst*	Treasurer (Principal Financial and Accounting Officer)	April 7, 2014

Signature	Title	Date

/s/ L. Dale Crandall L. Dale Crandall*	Trustee	April 7, 2014

/s/ Thomas A. Larsen Thomas A. Larsen*	Trustee	April 7, 2014

/s/ Ann Mather Ann Mather	Trustee	April 7, 2014

/s/ Robert B. Morris III Robert B. Morris III*	Trustee	April 7, 2014

/s/ John B. Taylor John B. Taylor*	Trustee	April 7, 2014

*By:	/s/ Thomas M. Mistele
Thomas M. Mistele Secretary as attorney-in-fact**

**	Powers of Attorney incorporated by reference to Post-Effective Amendment No. 76, 80, and 81.

DODGE & COX FUNDS

INDEX TO EXHIBITS

(j	)(1)	Consent of Independent Registered Public Accounting Firm

(q	)	Audited financial statements of Dodge & Cox Global Bond Fund, L.L.C.